Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company measures and reports certain financial instruments as assets and liabilities at fair value on a recurring basis. The following tables set forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$55,451	$—	$—	$55,451
Commercial paper	—	107,093	—	107,093
Corporate bonds	—	22,828	—	22,828

Total financial assets	$55,451	$129,921	$—	$185,372

Liabilities:
Parapyre Option Obligation	$—	$2,952	$—	$2,952
CVR liability	—	—	28,200	28,200

Total liabilities	$—	$2,952	$28,200	$31,152

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	—	23,641	—	23,641
U.S. government securities	—	4,230	—	4,230
Corporate bonds	—	3,732	—	3,732

Total financial assets	$15,250	$31,603	$—	$46,853

The Company measures the fair value of money market funds on quoted prices in active markets for identical assets or liabilities. The Level 2 assets include commercial paper, U.S. government securities and corporate bonds and are valued based on quoted prices for similar assets in active markets and inputs other than quoted prices that are derived from observable market data. The Company evaluates transfers between levels at the end of each reporting period.
The Parapyre Option Obligation (as defined in Note 6) is considered a Level 2 liability based on observable market data for substantially the full term of the liability. The Parapyre Option Obligation is measured each period using a Black-Scholes model to estimate the fair value of the option grant. Changes in the fair value of the Parapyre Option Obligation are recorded as stock-based compensation within Research and development expenses for non-employees
who provided
pre-clinical
testing services.
The CVR liability value is based on significant inputs not observable in the market such as estimated cash flows, estimated probabilities of success, and risk-adjusted discount rates, which represent a Level 3 liability.
As of December 31, 2022, the Company had no financial liabilities outstanding measured at fair value.
Forward Contract Liability
In connection with the Asset Acquisition, the Company entered into a contract for the issuance of 364,887 shares of Series A Preferred Stock as part of the consideration transferred. This forward contract was classified as a liability because the underlying preferred shares were contingently redeemable. Further, the forward contract liability was considered a Level 2 liability based on observable market data for substantially the full term of the liability and was initially measured at its estimated fair value on the transaction date based on the underlying price per share on an as-converted
basis of the Series A Preferred Stock issued in the PIPE. Subsequent remeasurement of the fair value of the forward contract liability through its settlement date was based on the market price of the Company’s common stock, which represents the redemption value of the Series A Preferred Stock.
The fair value of the forward contract at the transaction date, June 22, 2023, was $106.2 million. The liability was settled with the issuance of the Series A Preferred Stock on July 7, 2023 for $189.7 million. For the three and nine months ended September 30, 2023, $25.4 million and $83.5 million, respectively, was recorded as Other (expense) income in the consolidated statements of operations in connection with the change in fair value of the forward contract liability.
The following table presents changes in the forward contract liability for the periods presented (in millions):

Forward Contract Liability
Beginning balance as of June 22, 2023	$106.2
Change in fair value	58.1

Ending balance as of June 30, 2023	164.3
Change in fair value	25.4

Issuance of Series A Preferred Stock on July 7, 2023	(189.7)

Ending balance as of September 30, 2023	$—

Parapyre Option Obligation
On June 22, 2023, in connection with the Asset Acquisition, the Company assumed the Parapyre Option Obligation which provided for an annual equity grant of options for Parapyre Holding LLC (“Parapyre”) to purchase 1% of the then outstanding shares of Spyre’s common stock, on a fully diluted basis, on the last business day of each calendar year during the term of the Paragon Agreement, at the fair market value determined by the board of directors of Spyre.
On September 29, 2023, the Company amended the Paragon Agreement to amend and restate certain terms of the option grant pertaining to the Parapyre Option Obligation, including but not limited to (i) defining that the annual equity grant of options is based on the outstanding shares of Aeglea’s common stock, (ii) establishing the grant date as the last business day of each applicable calendar year, and (iii) defining the term of the options granted as ten years. The liability related to the Parapyre Option Obligation will be recorded pursuant to the amended Paragon Agreement. As of September 30, 2023, the pro-rated
estimated fair value of the options to be granted on December 31, 2023, was approximately $3.0 million, of which $0.1 million was recognized as part of the liabilities assumed with the Asset Acquisition on June 22, 2023. For the three and nine months ended September 30, 2023, $2.7 million and $2.9 million, respectively, was recognized as stock compensation expense related to the Parapyre Option Obligation.
CVR Liability
In connection with the Asset Acquisition, a
non-transferable
contingent value right (a “CVR”) was distributed to Aeglea stockholders of record as of the close of business on July 3, 2023, but was not distributed to holders of shares of Common Stock or Series A Preferred Stock issued to the Investors or former stockholders of Spyre in connection with the Transactions. Holders of the CVR will be entitled to receive certain cash payments from proceeds received by the Company for a three-year period, if any, related to the disposition or monetization of Aeglea’s legacy assets for a period of one year following the closing of the Asset Acquisition.

The fair value of the CVR liability was determined using the probability weighted discounted cash flow method to estimate future cash flows associated with the sale of the legacy assets. Analogous to a dividend being declared/approved in one period and paid out in another, the liability was recorded at the date of approval, June 22, 2023, as a common stock dividend, returning capital to the Legacy Stockholders. Changes in fair value of the liability will be recognized as a component of Other income (expense) in the condensed consolidated statement of operations and comprehensive loss in each reporting period. The liability value is based on significant inputs not observable in the market such as estimated cash flows, estimated probabilities of success, and risk-adjusted discount rates, which represent a Level 3 measurement within the fair value hierarchy. The significant inputs used to estimate the fair value of the CVR liability were as follows:

September 30, 2023
Estimated cash flow dates	11/28/23 - 06/22/26
Estimated probability of success	27% - 100%
Risk-adjusted discount rates	7.14% - 7.57%
The change in fair value between June 30, 2023 and September 30, 2023 was a $1.3 million decrease, and was primarily driven by changes in the likelihood of a successful disposition of pegtarviliase, changes in the expected timing of achievement of certain milestones, updates to expenses and deductions, partially offset by changes in the likelihood of certain milestones related to the favorable Committee for Medicinal Products Human Use (“CHMP”) opinion received by Immedica Pharma AB (“Immedica”).
The following table presents changes in the CVR liability for the periods presented (in thousands):

CVR Liability
Beginning balance as of December 31, 2022	$—
Fair value at CVR issuance	29,500
Changes in the fair value of the CVR liability since issuance	$(1,300)

Ending Balance as of September 30, 2023	$28,200

3. Fair Value Measurements
The Company measures and reports certain financial instruments as assets and liabilities at fair value on a recurring basis. The following tables sets forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	—	23,641	—	23,641
U.S. government securities	—	4,230	—	4,230
Corporate bonds	—	3,732	—	3,732

Total financial assets	$15,250	$31,603	$—	$46,853

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$8,888	$—	$—	$8,888
Commercial paper	—	65,412	—	65,412
Corporate bonds	—	12,574	—	12,574

Total financial assets	$8,888	$77,986	$—	$86,874

The Company measures the fair value of money market funds on quoted prices in active markets for identical asset or liabilities. The Level 2 assets include U.S. government agency securities, commercial paper and corporate bonds, and are valued based on quoted prices for similar assets in active markets and inputs other than quoted prices that are derived from observable market data.
The Company evaluates transfers between levels at the end of each reporting period. There were no transfers between Level 1 and Level 2 during the periods presented.